ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

As of December 31, 2024, the details of the Company’s major subsidiaries and consolidated VIEs (inclusive of the VIEs’ subsidiaries) are as follows:

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Islands	100%
Beike Finance Holdings (Cayman) Limited	August 14, 2018	Cayman Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike Kestone Holdings (Hong Kong) Limited	August 13, 2018	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd.	September 29, 2018	PRC	100%
Beihan(Tianjin) Technology Co., Ltd.	November 27, 2019	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd.	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd.	July 25, 2005	PRC	100%
Beijing Lianjia Gaoce Real Estate Brokerage Co., Ltd.	September 20, 2016	PRC	100%
Deyou Real Estate Agency Co., Ltd.	September 5, 2002	PRC	100%
Shanghai Xiaoheng Internet Technology Co., Ltd.	October 30, 2017	PRC	100%
Shanghai Deyou Property Consulting Co., Ltd.	April 16, 2014	PRC	100%
Sichuan Lianjia Real Estate Brokerage Co., Ltd.	December 30, 2009	PRC	100%
Ningbo Fangjianghu Internet Technology Co., Ltd.	July 17, 2018	PRC	100%
Tianjin Haibei Information Technology Co., Ltd.	September 14, 2018	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd.	August 3, 2015	PRC	100%
Beike Zhaofang Technology Co., Ltd.	November 21, 2017	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Shanghai Haibi Technology Co., Ltd.	October 25, 2018	PRC	100%
Deyou (Tianjin) Real Estate Brokerage Service Co., Ltd.	October 16, 2017	PRC	100%
Shanghai Huibeiju Technology Co., Ltd.	October 27, 2022	PRC	100%
Shanghai Chenhaibei Internet Technology Co., Ltd.	January 16, 2020	PRC	100%
Qingdao Shengjia Huazhang Enterprise Management Co., Ltd.	December 9, 2021	PRC	100%
Beike Meijia Technology (Zhejiang) Co., Ltd.	December 11, 2022	PRC	100%
Beijing Beiwoo Decoration Co., Ltd.	January 5, 2022	PRC	100%
Shengdu Home Renovation Co., Ltd.	April 20, 2022	PRC	100%
Beijing Beike Jiaju Technology Co., Ltd.	September 28, 2016	PRC	100%
Beijing Lianjia Rongsheng Management Consulting Co., Ltd.	August 9, 2016	PRC	100%
Beijing Meichen Information Consulting Co., Ltd.	September 6, 2016	PRC	100%
Beijing Xinfu Housing Rental Co., Ltd.	September 5, 2013	PRC	100%
Tianjin Haibei Technology Services Co., Ltd.	July 14, 2017	PRC	100%
Beijing Haichuan Xingye Real Estate Management Consulting Co., Ltd.	April 9, 2007	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”) (i)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%
(i)

The Company has 30% direct shareholding in Beijing Lianjia through one of its wholly owned PRC subsidiaries. The Company depends on a series of contractual arrangements to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	2,232,732	1,739,264
Restricted cash	3,933,122	5,202,757
Financing receivables, net	1,310,625	2,812,597
Accounts receivable, net	27,610	31,061
Amounts due from and prepayments to related parties	332,192	335,704
Prepayments, receivables and other assets	369,922	188,222
Amounts due from non‑VIE subsidiaries of the Group	2,671,350	1,584,119
Total current assets	10,877,553	11,893,724
Non-current assets
Property and equipment, net	72,754	65,468
Right‑of‑use assets	199	650
Long‑term investments, net	—	2,436,087
Intangible assets, net	26,395	19,782
Goodwill	7,522	7,522
Other non‑current assets	58,420	44,594
Total non‑current assets	165,290	2,574,103
TOTAL ASSETS	11,042,843	14,467,827

LIABILITIES
Current liabilities
Accounts payable	68,000	66,266
Amounts due to related parties	905	322
Employee compensation and welfare payable	371,917	374,213
Customer deposits payable	2,540,511	4,141,792
Income taxes payable	35,274	35,277
Lease liabilities current portion	383	369
Contract liabilities and deferred revenue	4,291	2,785
Accrued expenses and other current liabilities	153,102	210,085
Amounts due to non‑VIE subsidiaries of the Group	4,802,196	6,888,426
Total current liabilities	7,976,579	11,719,535
Non-current liabilities
Deferred tax liabilities	3,788	2,374
Lease liabilities non‑current portion	—	452
Total non‑current liabilities	3,788	2,826
TOTAL LIABILITIES	7,980,367	11,722,361

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	470,564	595,498	764,160
Total net revenues from non-VIE subsidiaries of the Group	183,146	263,430	363,013
Total net revenues	653,710	858,928	1,127,173
Net income	97,023	194,948	252,990

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Net cash provided by (used in) operating activities(1)	(894,943)	1,890,990	2,893,547
Net cash provided by (used in) investing activities	185,267	(193,772)	(3,791,134)
Net cash provided by (used in) financing activities(1)	(1,492,179)	(1,212,136)	1,673,754
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,201,855)	485,082	776,167
(1)	The change in customer deposits payable and change in payable related to escrow accounts services were reclassified from operating activities to financing activities. This change in presentation had the impact of increasing cash flow provided by operating activities by RMB642.4 million and RMB292.9 million for the years ended December 31, 2022 and 2023, respectively, and a corresponding offset in cash used in financing activities. For detail, please refer to Note 2.2.